Schedule of Investments (unaudited)
August 31, 2023
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 6.8%
ARC Resources Ltd.	344,801	$ 5,259,287
NOV, Inc.	46,250	977,263
Poseidon Concepts Corp.(a)	35,081	—
Schlumberger NV	249,418	14,705,685
TechnipFMC PLC	154,750	2,946,440
Tenaris SA	58,000	926,250
Weatherford International PLC(a)	11,300	1,000,276
		25,815,201
Food Products — 0.5%
Darling Ingredients, Inc.(a)	27,522	1,699,758
Oil, Gas & Consumable Fuels — 91.6%
BP PLC	3,526,728	21,792,664
Canadian Natural Resources Ltd.	237,838	15,387,654
Cenovus Energy, Inc.	529,212	10,551,341
Cheniere Energy, Inc.	93,362	15,236,678
Chevron Corp.	109,702	17,672,992
ConocoPhillips	223,239	26,572,138
Diamondback Energy, Inc.	56,345	8,552,044
Eni SpA	496,325	7,674,178
EOG Resources, Inc.	121,626	15,643,536
Exxon Mobil Corp.	615,574	68,445,673
Gazprom PJSC(a)(b)	639,500	67
Hess Corp.	87,736	13,555,212
Kinder Morgan, Inc.	486,780	8,382,352
Kosmos Energy Ltd.(a)	408,189	2,971,616
Marathon Petroleum Corp.	86,517	12,352,032
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC	1,229,980	$ 37,606,978
TC Energy Corp.	169,522	6,122,464
TotalEnergies SE	440,666	27,642,488
Tourmaline Oil Corp.	132,692	6,804,491
Valero Energy Corp.	68,665	8,919,584
Williams Cos., Inc.	403,494	13,932,648
		345,818,830
Total Long-Term Investments — 98.9% (Cost: $253,062,976)		373,333,789
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	829,798	829,798
Total Short-Term Securities — 0.2% (Cost: $829,798)		829,798
Total Investments — 99.1% (Cost: $253,892,774)		374,163,587
Other Assets Less Liabilities — 0.9%		3,468,328
Net Assets — 100.0%		$ 377,631,915
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 2,370,913	$ —	$ (1,541,115)(a)	$ —	$ —	$ 829,798	829,798	$ 38,798	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	264(a)	—	(264)	—	—	—	98(c)	—
				$ (264)	$ —	$ 829,798		$ 38,896	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 24,888,951	$ 926,250	$ —	$ 25,815,201
Food Products	1,699,758	—	—	1,699,758
Oil, Gas & Consumable Fuels	251,102,455	94,716,308	67	345,818,830
Short-Term Securities
Money Market Funds	829,798	—	—	829,798
	$ 278,520,962	$ 95,642,558	$ 67	$ 374,163,587
2